Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting guidance provides a framework for measuring fair value and provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1:    Inputs to the valuation methodology are unadjusted quoted prices for identical, unrestricted assets or liabilities in active markets that the Plan has the ability to access.
Level 2:    Inputs to the valuation methodology include:
-    Quoted prices for similar assets or liabilities in active markets
-    Quoted prices for identical or similar assets or liabilities in inactive markets
-    Inputs other than quoted prices that are observable for the asset or liability
-    Inputs that are derived principally from or corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3:    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024. During the year ended December 31, 2025, there were no transfers of financial instruments into or out of Level 3. The Plan held no Level 3 assets as of December 31, 2025 or 2024.
Mutual funds: Valued at quoted market prices, which represent the net asset value (NAV) of shares held by the Plan at year end.
Company common stock: Valued at the closing price reported on the active market on which the individual securities are traded.
Collective trust funds: Stated at fair value as determined by the issuer of the collective trust funds based on the fair market value of the underlying investments, which is valued at the NAV of units of the collective trust funds less its liabilities. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. There are no restrictions on redemptions from the collective trust funds, and there are no unfunded commitments as of December 31, 2025 or 2024. Participant transactions (purchases and sales) may occur daily.
These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan's investments at fair value:

		Fair Value Measurement at the End of the
		Reporting Period Using
	December 31, 2025	(Level 1)	(Level 2)	(Level 3)

Company common stock	$583,074	$583,074	$—	$—
Mutual funds	$25,585,153	$25,585,153	$—	$—
Collective investment funds measured at NAV*	$385,827	$—	$—	$—

Total investments	$26,554,054	$26,168,227	$—	$—

		Fair Value Measurement at the End of the
		Reporting Period Using
	December 31, 2024	(Level 1)	(Level 2)	(Level 3)

Company common stock	$1,102,533	$1,102,533	$—	$—
Mutual funds	$21,578,570	$21,578,570	$—	$—
Collective investment funds measured at NAV*	$526,683	$—	$—	$—

Total investments	$23,207,786	$22,681,103	$—	$—

*In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.